UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-21867
Investment Company Act File Number

International Equity Portfolio
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

October 31
Date of Fiscal Year End

July 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

International Equity Portfolio	as of July 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.5%

Security	Shares	Value
Automobiles — 3.5%
Honda Motor Co., Ltd. ADR	15,600	$501,228
Toyota Motor Corp.	13,300	558,245

		$1,059,473

Beverages — 5.9%
Central European Distribution Corp.(1)	7,700	$221,067
Diageo PLC ADR	13,400	835,892
Fomento Economico Mexicano SA de C.V. ADR	19,200	741,120

		$1,798,079

Building Products — 0.9%
Wienerberger AG(1)	15,800	$263,006

		$263,006

Chemicals — 1.5%
Agrium, Inc.	10,000	$461,900

		$461,900

Commercial Banks — 12.5%
Banco Santander Central Hispano SA ADR	74,100	$1,071,486
Barclays PLC	69,000	350,724
BOC Hong Kong Holdings, Ltd.	184,000	389,731
DBS Group Holdings, Ltd. ADR	19,200	740,160
Intesa Sanpaolo SpA(1)	78,000	290,036
KBC Groep N.V.(1)	6,500	138,381
Mitsubishi UFJ Financial Group, Inc.	86,000	525,217
National Bank of Greece SA(1)	10,600	308,783

		$3,814,518

Communications Equipment — 0.7%
Nokia Oyj ADR	15,000	$200,100

		$200,100

Construction & Engineering — 0.8%
Vinci SA	4,800	$244,307

		$244,307

Diversified Telecommunication Services — 6.5%
France Telecom SA ADR	28,700	$729,841
Koninklijke KPN N.V.	28,300	425,660
Telefonica SA	33,300	828,498

		$1,983,999

Electric Utilities — 2.5%
E.ON AG ADR	11,000	$415,470
Scottish and Southern Energy PLC	18,500	342,438

		$757,908

Electrical Equipment — 1.7%
ABB, Ltd. ADR	29,000	$530,120

		$530,120

Electronic Equipment, Instruments & Components — 2.1%
FUJIFILM Holdings Corp.	11,000	$353,679
Hon Hai Precision Industry Co., Ltd.	80,500	277,945

		$631,624

Security	Shares	Value
Food Products — 6.4%
Cosan, Ltd., Class A(1)	27,400	$184,128
Nestle SA ADR	28,000	1,150,240
Unilever PLC	24,000	632,613

		$1,966,981

Hotels, Restaurants & Leisure — 0.5%
Carnival PLC	5,100	$147,880

		$147,880

Household Durables — 1.5%
Desarrolladora Homex SA de C.V. ADR(1)	8,200	$288,886
LG Electronics, Inc.	1,600	168,436

		$457,322

Industrial Conglomerates — 2.1%
Keppel, Ltd. ADR	56,000	$658,560

		$658,560

Insurance — 6.8%
Aegon NV	72,700	$531,764
Aviva PLC	24,000	140,103
AXA SA ADR	21,900	462,966
Muenchener Rueckversicherungs-Gesellschaft AG	2,300	348,091
Tokio Marine Holdings, Inc.	10,200	294,026
Zurich Financial Services AG	1,600	314,205

		$2,091,155

IT Services — 0.0%
Companhia Brasileira de Meios de Pagamento(1)	1,200	$11,513

		$11,513

Media — 0.6%
Central European Media Enterprises, Ltd., Class A(1)	9,000	$190,080

		$190,080

Metals & Mining — 4.3%
Anglo American PLC ADR	24,763	$399,180
Sterlite Industries India, Ltd. ADR	42,400	561,800
Vale SA ADR	20,200	347,440

		$1,308,420

Multi-Utilities — 4.0%
National Grid PLC	71,800	$669,771
RWE AG ADR	6,500	551,200

		$1,220,971

Multiline Retail — 0.5%
Marks & Spencer Group PLC	27,000	$156,210

		$156,210

Office Electronics — 1.6%
Canon, Inc.	9,000	$333,591
Neopost SA	2,000	170,336

		$503,927

Oil, Gas & Consumable Fuels — 8.6%
ENI SpA ADR	4,500	$209,610
LUKOIL OAO ADR	5,300	265,000
OMV AG	3,600	142,848
Petroleo Brasileiro SA ADR	23,200	781,840
StatoilHydro ASA ADR	14,191	304,397
Total SA ADR	16,400	912,660

		$2,616,355

Security	Shares	Value
Pharmaceuticals — 11.1%
AstraZeneca PLC ADR	14,500	$673,380
GlaxoSmithKline PLC ADR	13,800	528,402
Novartis AG ADR	21,000	958,020
Roche Holdings, Ltd. ADR	8,900	350,126
Sanofi-Aventis	9,600	626,870
Shionogi & Co., Ltd.	12,000	246,542

		$3,383,340

Road & Rail — 0.5%
All America Latina Logistica SA (Units)	25,000	$157,845

		$157,845

Software — 1.6%
Nintendo Co., Ltd.	1,800	$483,613

		$483,613

Specialty Retail — 0.5%
Kingfisher PLC	44,000	$156,371

		$156,371

Tobacco — 4.0%
British American Tobacco PLC ADR	18,000	$1,119,420
Japan Tobacco, Inc.	40	115,590

		$1,235,010

Trading Companies & Distributors — 2.4%
Mitsui & Co., Ltd.	60,000	$747,602

		$747,602

Wireless Telecommunication Services — 2.9%
MTN Group, Ltd.	15,000	$246,865
Turkcell Iletisim Hizmetleri AS ADR	40,400	637,512

		$884,377

Total Common Stocks (identified cost $31,459,311)		$30,122,566

Short-Term Investments — 0.5%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio, 0.00%(2)	$157	$156,882

Total Short-Term Investments (identified cost $156,882)		$156,882

Total Investments — 99.0% (identified cost $31,616,193)		$30,279,448

Other Assets, Less Liabilities — 1.0%		$299,014

Net Assets — 100.0%		$30,578,462

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depository Receipt

(1)		Non-income producing security.

(2)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2009. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended July 31, 2009 was $5,473.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United Kingdom	20.1%	$6,152,384
Japan	13.7	4,159,333
Switzerland	10.7	3,302,711
France	10.3	3,146,980
Spain	6.2	1,899,984
Brazil	4.7	1,482,766
Singapore	4.5	1,398,720
Germany	4.3	1,314,761
Mexico	3.3	1,030,006
Netherlands	3.1	957,424
Turkey	2.1	637,512
India	1.9	561,800
Italy	1.7	499,646
Canada	1.5	461,900
Austria	1.4	405,854
Hong Kong	1.3	389,731
Greece	1.0	308,783
Norway	1.0	304,397
Taiwan	0.9	277,945
Russia	0.9	265,000
South Africa	0.8	246,865
Poland	0.7	221,067
Finland	0.7	200,100
Czech Republic	0.6	190,080
South Korea	0.6	168,436
United States	0.5	156,882
Belgium	0.5	138,381

Total Investments	99.0%	$30,279,448

The Portfolio did not have any open financial instruments at July 31, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$31,618,763

Gross unrealized appreciation	$1,862,057
Gross unrealized depreciation	(3,201,372)

Net unrealized depreciation	$(1,339,315)

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total
Common Stocks
Consumer Discretionary	$980,194	$1,187,142		$—	$2,167,336
Consumer Staples	4,251,867	748,203		—	5,000,070
Energy	2,473,507	142,848		—	2,616,355
Financials	2,274,612	3,631,061		—	5,905,673
Health Care	2,509,928	873,412		—	3,383,340
Industrials	1,346,525	1,254,915		—	2,601,440
Information Technology	211,613	1,619,164		—	1,830,777
Materials	1,770,320	—		—	1,770,320
Telecommunication Services	1,367,353	1,501,023		—	2,868,376
Utilities	966,670	1,012,209		—	1,978,879

Total Common Stocks	$18,152,589	$11,969,977	*	$—	$30,122,566

Short-Term Investments	156,882	—		—	156,882

Total Investments	$18,309,471	$11,969,977		$—	$30,279,448

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

International Equity Portfolio

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	September 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	September 25, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	September 25, 2009